Intangible assets (Details 1) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Intangible assets	€ 65,000,000	€ 65,000,000	€ 0
Cost [Member]
IfrsStatementLineItems [Line Items]
Additions	65,000,000
Intangible assets	65,000,000	65,000,000
Carrying Amount [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	€ 65,000,000	€ 65,000,000